Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses by Loan Components
The allocation of the allowance for loan losses by loan components at December 31, 2015 and 2014 was as follows:

	Construction & Development	1-4 Family Residential	Nonfarm, Nonresidential	Commercial and Industrial	Consumer	Other	Total

2015

Allowance for credit losses:
Beginning balance	$160,100	$798,199	$1,067,315	$1,301,900	$158,750	$68,400	$3,554,664
Charge-offs	-	(224,524)	(8,481)	(198,523)	(134,133)	-	(565,661)
Recoveries	-	3,437	1,230	357,067	33,726	-	395,460
Provision	(9,700)	213,088	(39,664)	(98,630)	119,551	57,800	242,445
Ending balance	$150,400	$790,200	$1,020,400	$1,361,814	$177,894	$126,200	$3,626,908

Ending balance: individually evaluated for impairment	$-	$-	$-	$45,014	$-	$-	$45,014
Ending balance: collectively evaluated for impairment	$150,400	$790,200	$1,020,400	$1,316,800	$177,894	$126,200	$3,581,894

Loans Receivable:
Ending balance	$9,669,380	$43,830,689	$82,595,636	$51,930,870	$4,532,179	$8,808,629	$201,367,383

Ending balance: individually evaluated for impairment	$11,061	$966,420	$2,640,143	$2,268,676	$-	$11,085	$5,897,385
Ending balance: collectively evaluated for impairment	$9,658,319	$42,864,269	$79,955,493	$49,662,194	$4,532,179	$8,797,544	$195,469,998

2014

Allowance for credit losses:
Beginning balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350
Charge-offs	-	(102,168)	(1,778)	(146,444)	(66,581)	-	(316,971)
Recoveries	-	1,463	80,630	160,418	41,911	-	284,422
Provision	87,100	281,275	235,413	(421,036)	2,111	27,000	211,863
Ending balance	$160,100	$798,199	$1,067,315	$1,301,900	$158,750	$68,400	$3,554,664

Ending balance: individually evaluated for impairment	$-	$97,799	$117,215	$162,900	$-	$-	$377,914
Ending balance: collectively evaluated for impairment	$160,100	$700,400	$950,100	$1,139,000	$158,750	$68,400	$3,176,750

Loans Receivable:
Ending balance	$10,061,249	$41,824,806	$74,275,793	$56,602,425	$4,997,023	$5,271,062	$193,032,358

Ending balance: individually evaluated for impairment	$13,536	$574,078	$2,658,938	$1,399,469	$-	$228,111	$4,874,132
Ending balance: collectively evaluated for impairment	$10,047,713	$41,250,728	$71,616,855	$55,202,956	$4,997,023	$5,042,951	$188,158,226

Impaired Loans Individually Evaluated by Class of Loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2015 and 2014:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

2015
With no related allowance recorded:
Construction and development	$11,061	$11,061	$-	$11,408	$1,005
1-4 family residential	966,420	975,909	-	966,971	47,320
Nonfarm, nonresidential	2,640,143	2,640,143	-	2,542,346	99,820
Commercial and industrial	1,676,119	1,676,119	-	1,647,548	86,843
Consumer	-	-	-	-	-
Other loans	11,085	11,085	-	11,085	591
	5,304,828	5,314,317	-	5,179,358	235,579

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	-	-	-	-	-
Nonfarm, nonresidential	-	-	-	-	-
Commercial and industrial	592,557	592,557	45,014	592,557	37,304
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	592,557	592,557	45,014	592,557	37,304

Combined:
Construction and development	$11,061	$11,061	$-	$11,408	$1,005
1-4 family residential	966,420	975,909	-	966,971	47,320
Nonfarm, nonresidential	2,640,143	2,640,143	45,014	2,542,346	99,820
Commercial and industrial	2,268,676	2,268,676	-	2,240,105	124,147
Consumer	-	-	-	-	-
Other loans	11,085	11,085	-	11,085	591
	$5,897,385	$5,906,874	$45,014	$5,771,915	$272,883

2014
With no related allowance recorded:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	174,314	174,314	-	174,882	7,269
Nonfarm, nonresidential	1,806,013	1,806,013	-	1,826,306	94,953
Commercial and industrial	844,682	844,682	-	986,462	9,452
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	3,066,656	3,066,656	-	3,230,322	129,628

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	399,764	399,764	97,799	402,691	8,141
Nonfarm, nonresidential	852,925	852,925	117,215	852,872	358
Commercial and industrial	554,787	554,787	162,900	552,865	72
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	1,807,476	1,807,476	377,914	1,808,428	8,571

Combined:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	574,078	574,078	97,799	577,573	15,410
Nonfarm, nonresidential	2,658,938	2,658,938	117,215	2,679,178	95,311
Commercial and industrial	1,399,469	1,399,469	162,900	1,539,327	9,524
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	$4,874,132	$4,874,132	$377,914	$5,038,750	$138,199

Class of Aging Analysis Recorded Investment in Loans
The following table presents an age analysis of past due loans as of December 31, 2015 and 2014:

	30-59 Days Past Due	60-89 Days Past Due	90 Days Plus Past Due	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing

2015

Construction and development	$-	$-	$-	$-	$9,669,380	$9,669,380	$-
1-4 family residential	412,158	395,682	277,572	1,085,412	42,745,277	43,830,689	-
Nonfarm, nonresidential	487,300	120,590	320,924	928,814	81,666,822	82,595,636	3,502
Commercial and industrial	72,259	748,958	193,165	1,014,382	50,916,488	51,930,870	7,866
Consumer	62,137	72,140	27,242	161,519	4,370,660	4,532,179	26,120
Other loans	-	11,085	-	11,085	8,797,544	8,808,629	-
Total	$1,033,854	$1,348,455	$818,903	$3,201,212	$198,166,171	$201,367,383	$37,488
Percentage of total loans	0.51%	0.67%	0.41%	1.59%	98.41%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$-	$-
1-4 family residential	-	-	277,572	277,572	248,468	526,040
Nonfarm, nonresidential	62,070	49,503	317,421	428,994	51,445	480,439
Commercial and industrial	-	-	185,300	185,300	-	185,300
Consumer	-	-	1,122	1,122	-	1,122
Other loans	-	-	-	-	-	-
	$62,070	$49,503	$781,415	$892,988	$299,913	$1,192,901

2014

Construction and development	$94,736	$-	$-	$94,736	$9,966,513	$10,061,249	$-
1-4 family residential	362,406	274,595	172,981	809,982	41,014,824	41,824,806	-
Nonfarm, nonresidential	137,733	105,473	663,902	907,108	73,368,685	74,275,793	-
Commercial and industrial	63,744	20,476	1,271,937	1,356,157	55,246,268	56,602,425	-
Consumer	169,895	48,785	54,306	272,986	4,724,037	4,997,023	53,184
Other loans	-	-	-	-	5,271,062	5,271,062	-
Total	$828,514	$449,329	$2,163,126	$3,440,969	$189,591,389	$193,032,358	$53,184
Percentage of total loans	0.43%	0.23%	1.12%	1.78%	98.22%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$-	$-
1-4 family residential	162,027	56,664	172,981	391,672	112,752	504,424
Nonfarm, nonresidential	133,147	-	663,902	797,049	395,558	1,192,607
Commercial and industrial	18,859	-	1,271,937	1,290,796	-	1,290,796
Consumer	-	-	1,122	1,122	-	1,122
Other loans	-	-	-	-	-	-
	$314,033	$56,664	$2,109,942	$2,480,639	$508,310	$2,988,949

Loans by Credit Quality Indicator
Loans by credit quality indicator are provided in the following table.

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2015

Construction and development	$9,669,380	$9,669,380	$-	$-	$-
1-4 family residential	43,830,689	43,240,136	590,553	-	-
Nonfarm, nonresidential	82,595,636	81,511,272	1,084,364	-	-
Commercial and industrial	51,930,870	50,362,579	1,568,291	-	-
Consumer	4,532,179	4,525,777	6,402	-	-
Other loans	8,808,629	8,797,544	11,085	-	-
	$201,367,383	$198,106,688	$3,260,695	$-	$-

	100.0%	98.4%	1.6%	-%	-%

Guaranteed portion of loans

Construction and development	$88,754	$88,754	$-	$-	$-
1-4 family residential	642,150	433,306	208,844	-	-
Nonfarm, nonresidential	36,610,890	36,250,939	359,951	-	-
Commercial and industrial	11,674,243	11,555,133	119,110	-	-
Consumer	-	-	-	-	-
Other loans	713,210	707,667	5,543	-	-
	$49,729,247	$49,035,799	$693,448	$-	$-

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2014

Construction and development	$10,061,249	$10,061,249	$-	$-	$-
1-4 family residential	41,824,806	41,009,963	641,862	172,981	-
Nonfarm, nonresidential	74,275,793	72,657,724	1,618,069	-	-
Commercial and industrial	56,602,425	55,274,007	1,328,418	-	-
Consumer	4,997,023	4,996,479	544	-	-
Other loans	5,271,062	5,254,896	16,166	-	-
	$193,032,358	$189,254,318	$3,605,059	$172,981	$-

	100.0%	98.0%	1.9%	0.1%		%
Guaranteed portion of loans

Construction and development	$15,604	$15,604	$-	$-	$-
1-4 family residential	584,842	306,212	278,630	-	-
Nonfarm, nonresidential	29,914,244	29,082,499	831,745	-	-
Commercial and industrial	13,858,258	12,877,497	980,761	-	-
Consumer	-	-	-	-	-
Other loans	768,869	760,786	8,083	-	-
	$45,141,817	$43,042,598	$2,099,219	$-	$-

TDRs for which Allowance for Loan Losses Measured
	For the year ended December 31, 2015			For the year ended December 31, 2014
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Construction and development	-	$-	$-	-	$-	$-
1-4 Family residential	1	84,833	84,833	4	327,724	331,425
Nonfarm, nonresidential	2	426,098	426,098	-	-	-
Commercial and industrial	2	678,491	678,491	-	-	-